Segment reporting (Tables)	9 Months Ended
Sep. 30, 2019
Segment reporting
Schedule of the Group's operating segment results

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Net revenues:
JD Retail	317,531,274	389,167,349
New Businesses	9,669,371	16,493,359
Inter-segment(*)	(732,032)	(276,330)

Total segment net revenues	326,468,613	405,384,378
Unallocated items(**)	718,597	820,068

Total consolidated net revenues	327,187,210	406,204,446

Operating income/(loss):
JD Retail	5,555,883	11,479,158
New Businesses	(3,956,297)	(3,314,824)

Total segment operating income	1,599,586	8,164,334
Unallocated items(**)	(3,279,813)	300,999

Total consolidated operating income/(loss)	(1,680,227)	8,465,333
Total other income	4,123,068	1,194,224

Income before tax	2,442,841	9,659,557

(*)	The inter-segment eliminations mainly consist of services provided by JD Retail to overseas business, and certain
services provided by JD Logistics to the vendors of JD Retail, which the Group record
s
as a deduction of cost of revenues at the consolidated level.

(**)
Unallocated items include share-based compensation, amortization of intangible assets resulting from assets and business acquisitions, effects of business cooperation arrangements, gain on disposals of long-lived assets, and impairment of goodwill and intangible assets, which are not allocated to segments.